Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Price Risk Derivatives
The realized and unrealized gain/(loss) on oil and gas derivative instruments are as follows:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Realized gain on oil derivative instrument	11,837	2,539
Unrealized gain/(loss) on oil and gas derivative instruments	145,282	(39,400)
	157,119	(36,861)

Schedule of Error Corrections and Prior Period Adjustments	The changes in presentation for the prior periods are shown below:

Unaudited Consolidated Statements of Operations	Nine months ended September, 2020
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated
Equity in net losses of affiliates	(180,860)	180,469	(391)
Net loss from discontinued operations	—	(180,469)	(180,469)

Consolidated Balance Sheet	December 31, 2020
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated
Investment in affiliates	312,151	(267,766)	44,385
Assets held for sale	—	267,766	267,766

Unaudited Statements of Cashflows	Nine months ended September 30, 2020
(in thousands of $)	As previously reported	Adjustments (decrease) increase	Restated
Net cash provided by operating activities
Equity in net losses of affiliates	180,860	(180,469)	391
Loss from discontinued operations	—	180,469	180,469

Net cash (used in)/provided by investing activities
Additions to investments in affiliates	(10,726)	2,410	(8,316)
Dividends received	10,124	(10,124)	—
Short-term loan advanced to related parties	(40,000)	40,000	—
Proceeds from repayment of short-term loan advanced to related parties	40,000	(40,000)	—

Net cash (used in)/provided by discontinued investing activities
Additions to investments in affiliates	—	(2,410)	(2,410)
Dividends received	—	10,124	10,124
Short-term loan advanced to related parties	—	(40,000)	(40,000)
Proceeds from repayment of short-term loan advanced to related parties	—	40,000	40,000